Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates
Statement [line items]
Discount rate	1.31%
Actuarial assumption of discount rates | Bottom of range
Statement [line items]
Discount rate		1.40%
Actuarial assumption of discount rates | Top of range
Statement [line items]
Discount rate		1.41%
Actuarial assumption of expected rates of salary increases
Statement [line items]
Rate of increase in compensation levels	3.00%	3.00%